UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07303
Investment Company Act File Number
Global Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
May 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Global Growth Portfolio	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.5%

Security	Shares	Value
Automobiles — 1.5%
Fiat SpA	8,300	$88,236
Honda Motor Co., Ltd.	10,000	303,941
Nissan Motor Co., Ltd.(1)	33,000	237,393
Toyota Motor Corp.	3,700	133,980

		$763,550

Beverages — 1.2%
Central European Distribution Corp.(1)(2)	11,200	$286,272
Fomento Economico Mexicano SA de CV ADR	6,800	286,824

		$573,096

Biotechnology — 1.2%
Amylin Pharmaceuticals, Inc.(1)(2)	19,700	$325,444
Genzyme Corp.(1)(2)	5,200	252,980

		$578,424

Building Products — 2.4%
Armstrong World Industries, Inc.(1)(2)	2,000	$74,980
Lennox International, Inc.(2)	3,340	149,465
Owens Corning, Inc.(1)	19,613	653,701
Wienerberger AG(1)	19,740	295,416

		$1,173,562

Capital Markets — 0.2%
3i Group PLC	26,000	$106,455

		$106,455

Chemicals — 2.1%
Agrium, Inc.	5,000	$274,450
Albemarle Corp.(2)	3,700	159,322
BASF SE(2)	4,200	221,014
Celanese Corp., Class A(2)	8,900	255,163
STR Holdings, Inc.(1)	5,348	113,431

		$1,023,380

Commercial Banks — 7.5%
Barclays PLC	104,000	$453,662
BNP Paribas(2)	6,700	379,623
BOC Hong Kong Holdings, Ltd.	243,000	542,797
DBS Group Holdings, Ltd.	72,000	708,802
KBC Groep NV(1)	5,300	204,565
Mitsubishi UFJ Financial Group, Inc.	39,000	188,864
Societe Generale(2)	3,900	166,878
TCF Financial Corp.	8,900	143,646
Turkiye Is Bankasi	45,296	139,346
Wells Fargo & Co.(2)	26,900	771,761

		$3,699,944

Commercial Services & Supplies — 1.3%
Copart, Inc.(1)(2)	9,800	$351,820
Grand Canyon Education, Inc.(1)(2)	11,000	270,160

		$621,980

Communications Equipment — 2.1%
Acme Packet, Inc.(1)(2)	6,000	$175,860
Brocade Communications Systems, Inc.(1)	54,979	299,636

Security	Shares	Value
Research In Motion, Ltd.(1)	4,445	$269,811
Riverbed Technology, Inc.(1)(2)	11,700	312,741

		$1,058,048

Computers & Peripherals — 1.0%
Apple, Inc.(1)(2)	1,300	$334,308
Toshiba Corp.(1)	32,000	164,122

		$498,430

Construction & Engineering — 0.7%
Shaw Group, Inc. (The)(1)(2)	4,316	$147,219
Vinci SA(2)	4,000	178,487

		$325,706

Consumer Finance — 1.7%
American Express Co.	14,250	$568,148
ORIX Corp.	3,800	289,620

		$857,768

Diversified Consumer Services — 1.2%
Coinstar, Inc.(1)(2)	11,200	$600,992

		$600,992

Diversified Financial Services — 0.9%
Bank of America Corp.(2)	8,200	$129,068
CIT Group, Inc.(1)	9,000	331,110

		$460,178

Diversified Telecommunication Services — 1.2%
Koninklijke KPN NV	15,100	$194,827
Telefonica SA	21,100	400,620

		$595,447

Electric Utilities — 0.4%
E.ON AG ADR	6,000	$182,700

		$182,700

Electrical Equipment — 1.2%
ABB, Ltd. ADR(1)	16,300	$277,263
Harbin Electric, Inc.(1)(2)	16,700	331,328

		$608,591

Electronic Equipment, Instruments & Components — 2.1%
FUJIFILM Holdings Corp.	22,200	$653,869
Hon Hai Precision Industry Co., Ltd.(1)	67,000	264,833
Nidec Corp.	1,300	118,205

		$1,036,907

Energy Equipment & Services — 1.4%
CGGVeritas(1)	4,200	$94,466
OAO TMK GDR(1)(3)	20,100	340,427
Tenaris SA ADR(2)	6,500	241,280

		$676,173

Food Products — 4.6%
Flowers Foods, Inc.(2)	11,000	$271,810
Green Mountain Coffee Roasters, Inc.(1)	5,900	139,535
H.J. Heinz Co.(2)	12,700	561,086
Lancaster Colony Corp.(2)	2,700	147,582
Nestle SA	16,200	731,103
Unilever PLC	16,000	429,679

		$2,280,795

Security	Shares	Value
Health Care Equipment & Supplies — 1.5%
Masimo Corp.(2)	10,600	$234,684
Mindray Medical International, Ltd. ADR(2)	4,000	118,960
NuVasive, Inc.(1)(2)	3,100	121,737
Talecris Biotherapeutics Holdings Corp.(1)(2)	15,600	258,648

		$734,029

Health Care Providers & Services — 1.2%
Laboratory Corp. of America Holdings(1)(2)	2,100	$158,781
Lincare Holdings, Inc.(1)(2)	7,200	337,104
Quest Diagnostics, Inc.	1,592	83,978

		$579,863

Hotels, Restaurants & Leisure — 1.5%
Bally Technologies, Inc.(1)(2)	7,000	$297,500
Carnival PLC	4,400	165,416
Jack in the Box, Inc.(1)(2)	13,000	291,720

		$754,636

Household Durables — 3.9%
Desarrolladora Homex SA de CV ADR(1)(2)	15,100	$398,036
LG Electronics, Inc.	1,400	118,676
Tempur-Pedic International, Inc.(1)(2)	23,273	772,664
Whirlpool Corp.(2)	6,210	648,572

		$1,937,948

Household Products — 0.9%
Church & Dwight Co., Inc.(2)	5,200	$342,212
Henkel AG & Co. KGaA	3,000	119,357

		$461,569

Industrial Conglomerates — 1.7%
Cookson Group PLC(1)	50,000	$341,359
Keppel Corp., Ltd.	84,200	523,758

		$865,117

Insurance — 1.3%
AXA SA ADR	8,600	$141,900
Fairfax Financial Holdings, Ltd.	210	79,968
Swiss Reinsurance Co., Ltd.	5,100	206,519
Zurich Financial Services AG	1,100	223,503

		$651,890

Internet Software & Services — 0.5%
Monster Worldwide, Inc.(1)(2)	17,500	$258,825

		$258,825

IT Services — 0.1%
Amadeus IT Holding SA, Class A(1)	4,403	$66,783

		$66,783

Machinery — 0.6%
PACCAR, Inc.	1,600	$65,600
Volvo AB(1)	20,500	211,472

		$277,072

Media — 3.9%
Central European Media Enterprises, Ltd., Class A(1)(2)	13,100	$331,692
DIRECTV, Class A(1)(2)	23,704	893,404
Liberty Media Corp. - Capital, Class A(1)(2)	3,850	161,931
McGraw-Hill Cos., Inc. (The)(2)	19,200	533,760

		$1,920,787

Security	Shares	Value
Metals & Mining — 3.9%
Anglo American PLC ADR(1)	18,010	$342,370
ArcelorMittal(2)	12,800	388,096
Freeport-McMoRan Copper & Gold, Inc.(2)	4,200	294,210
Sterlite Industries India, Ltd. ADR(2)	14,800	211,048
Thompson Creek Metals Co., Inc.(1)(2)	30,800	303,380
Vale SA ADR(2)	16,600	382,630

		$1,921,734

Multi-Utilities — 0.6%
RWE AG	4,200	$302,286

		$302,286

Multiline Retail — 0.8%
Big Lots, Inc.(1)(2)	11,700	$413,361

		$413,361

Office Electronics — 0.9%
Canon, Inc.	10,900	$445,535

		$445,535

Oil, Gas & Consumable Fuels — 7.2%
Alpha Natural Resources, Inc.(1)(2)	8,968	$344,102
Forest Oil Corp.(1)(2)	13,200	351,648
KazMunaiGas Exploration Production GDR	6,300	133,759
LUKOIL OAO ADR	6,700	324,280
Newfield Exploration Co.(1)	3,300	171,798
Nexen, Inc.	26,000	567,060
Petroleo Brasileiro SA ADR	14,200	439,774
Rosetta Resources, Inc.(1)(2)	6,545	143,532
Soco International PLC(1)	11,200	257,919
Statoil ASA ADR(2)	12,295	247,129
Total SA ADR(2)	8,900	415,007
Whiting Petroleum Corp.(1)(2)	1,900	159,049

		$3,555,057

Pharmaceuticals — 4.0%
AstraZeneca PLC ADR(2)	4,400	$185,900
Biovail Corp.	6,723	100,912
GlaxoSmithKline PLC ADR(2)	10,700	358,022
Novartis AG ADR	18,800	846,188
Sanofi-Aventis(2)	4,200	251,414
Warner Chilcott PLC, Class A(1)(2)	11,500	265,880

		$2,008,316

Real Estate Management & Development — 0.2%
Raven Russia, Ltd.	169,000	$108,109

		$108,109

Road & Rail — 0.7%
All America Latina Logistica SA (Units)	20,000	$162,050
Kansas City Southern(1)	4,500	171,765

		$333,815

Semiconductors & Semiconductor Equipment — 2.7%
Alpha & Omega Semiconductor Ltd.(1)(2)	18,034	$268,526
Atheros Communications, Inc.(1)(2)	3,921	133,314
Cirrus Logic, Inc.(1)(2)	12,400	176,266
Cypress Semiconductor Corp.(1)(2)	26,500	301,835
Tessera Technologies, Inc.(1)(2)	25,320	440,062

		$1,320,003

Security	Shares	Value
Software — 0.5%
Concur Technologies, Inc.(1)(2)	6,200	$262,260

		$262,260

Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A(2)	1,900	$68,077
Advance Auto Parts, Inc.(2)	7,973	412,682
Kingfisher PLC	71,000	228,013
Limited Brands, Inc.(2)	8,500	211,310

		$920,082

Textiles, Apparel & Luxury Goods — 3.4%
Gildan Activewear, Inc.(1)(2)	32,749	$947,101
Hanesbrands, Inc.(1)	27,400	747,472

		$1,694,573

Tobacco — 1.4%
British American Tobacco PLC	23,500	$689,978

		$689,978

Trading Companies & Distributors — 2.5%
Mitsubishi Corp.	7,000	$157,637
Mitsui & Co., Ltd.	57,000	817,075
WESCO International, Inc.(1)(2)	7,720	288,728

		$1,263,440

Wireless Telecommunication Services — 5.8%
Crown Castle International Corp.(1)(2)	19,500	$722,085
Leap Wireless International, Inc.(1)(2)	10,000	163,300
NII Holdings, Inc.(1)	24,805	904,638
Rogers Communications, Inc., Class B(2)	19,000	646,570
Turkcell Iletisim Hizmetleri AS ADR(2)	33,000	444,840

		$2,881,433

Total Common Stocks (identified cost $40,010,807)		$44,350,627

Investment Funds — 1.3%

Security	Shares	Value
Capital Markets — 1.3%
SPDR S&P MidCap 400 ETF Trust(2)	4,800	$665,712

Total Investment Funds (identified cost $606,489)		$665,712

Short-Term Investments — 36.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.23%(4)(5)	$13,368	$13,367,890
Eaton Vance Cash Reserves Fund, LLC, 0.24%(4)	4,514	4,513,604

Total Short-Term Investments (identified cost $17,881,494)		$17,881,494

Total Investments — 126.9% (identified cost $58,498,790)		$62,897,833

Other Assets, Less Liabilities — (26.9)%		$(13,321,761)

Net Assets — 100.0%		$49,576,072

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at May 31, 2010.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended May 31, 2010 were $21,494, $1,241 and $0, respectively.

(5)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At May 31, 2010, the Portfolio loaned securities having a market value of $12,839,798 and received $13,367,890 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	42.1%	$20,880,622
United Kingdom	7.2	3,558,773
Japan	7.1	3,510,241
Canada	6.4	3,189,252
Switzerland	4.6	2,284,576
France	3.3	1,627,775
Singapore	2.5	1,232,560
Brazil	2.0	984,454
Germany	1.7	825,357
Russia	1.6	772,816
Mexico	1.4	684,860
Turkey	1.2	584,186
Netherlands	1.2	582,923
Hong Kong	1.1	542,797
Spain	0.9	467,403
Czech Republic	0.7	331,692
Italy	0.7	329,516
Austria	0.6	295,416
Poland	0.6	286,272
Bermuda	0.5	268,526
Ireland	0.5	265,880
Taiwan	0.5	264,833
Norway	0.5	247,129
Sweden	0.4	211,472
India	0.4	211,048
Belgium	0.4	204,565
Kazakhstan	0.3	133,759
China	0.2	118,960
South Korea	0.2	118,676

Long-Term Investments	90.8%	$45,016,339
Short-Term Investments		17,881,494

Total Investments		$62,897,833

The Portfolio did not have any open financial instruments at May 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,617,557

Gross unrealized appreciation	$6,249,465
Gross unrealized depreciation	(2,969,189)

Net unrealized appreciation	$3,280,276

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$8,000,434	$1,275,654		$—	$9,276,088
Consumer Staples	2,035,321	1,970,118		—	4,005,439
Energy	3,404,659	826,571		—	4,231,230
Financials	2,165,600	3,718,744		—	5,884,344
Health Care	3,649,218	251,414		—	3,900,632
Industrials	2,673,919	2,643,411		—	5,317,330
Information Technology	3,300,226	1,528,359		—	4,828,585
Materials	2,724,100	221,014		—	2,945,114
Telecommunication Services	2,881,433	595,447		—	3,476,880
Utilities	182,700	302,285		—	484,985

Total Common Stocks	$31,017,610	$13,333,017	*	$—	$44,350,627

Investment Funds	$665,712	$—		$—	$665,712
Short-Term Investments	—	17,881,494		—	17,881,494

Total Investments	$31,683,322	$31,214,511		$—	$62,897,833

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	July 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	July 26, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	July 26, 2010